Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2018
Compensation Related Costs [Abstract]
Employee Costs Payable	As at November 30, 2018, the Company had $222,478 (2017 - $214,980) accrued vacation payable to certain employees. This balance is due on demand and therefore presented as current liabilities.